INVESTMENTS (Narrative) (Details)		12 Months Ended
	Dec. 15, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Nov. 18, 2025 CAD ($)	Nov. 18, 2025 KRW (₩)	Dec. 31, 2023 CAD ($)	Jan. 11, 2023 CAD ($)	Jan. 11, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Investments		$ 8,136,943	$ 77,229			$ 77,229
Unrealized gain on investments		322,087	$ 0
Genesis Quantum Inc. [Member]
Disclosure of associates [line items]
Investments				$ 960,821	₩ 1,000,320,000
ICTK Co., Ltd. [Member]
Disclosure of associates [line items]
Number of shares acquired | shares	452,058
Payments to acquire shares	$ 6,776,806
Investments		7,098,893
Unrealized gain on investments		$ 322,087
BTQ AG [Member] | Holonym Foundation [Member]
Disclosure of associates [line items]
Investments									$ 63,915	$ 50,000
BTQ AG [Member] | Cysic Inc. [Member]
Disclosure of associates [line items]
Investments							$ 13,314	$ 10,000